Financial Instruments - Summary of maturity analysis for financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 221.0	$ 176.3
Borrowings	2,066.2	2,115.9
Bank borrowings, undiscounted cash flows	2,518.1	2,690.3
Other financial liabilities undiscounted cash flows	40.1	34.2
Derivative financial liabilities, undiscounted cash flows	14.8	3.9
Financial liabilities	2,408.7	2,401.4
Financial liabilities undiscounted cash flows	2,779.1	2,900.8
At cost [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	221.0	176.3
Borrowings	2,066.2	2,115.9
Other financial liabilities	40.1	34.2
Derivative financial liabilities	14.8	3.9
Financial liabilities	2,393.9	2,326.4
Not later than one year [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	218.6	176.3
Borrowings	134.6	140.5
Other financial liabilities	38.5	30.9
Derivative financial liabilities	14.8	2.3
Financial liabilities	391.8	347.7
Later than one year and not later than three years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	1.9
Borrowings	476.0	278.2
Other financial liabilities	1.5	3.3
Derivative financial liabilities		1.6
Financial liabilities	479.4	281.5
Later than three years and not later than five years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	0.1
Borrowings	1,907.4	1,833.4
Other financial liabilities	0.0
Financial liabilities	1,907.5	1,833.4
Later than five years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Trade payables	0.4
Borrowings		438.2
Other financial liabilities	0.0
Financial liabilities	$ 0.5	$ 438.2